UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lyrical Partners, L.P.
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           405 Park Avenue, 6th Floor
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           New York, NY 10022
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Form 13F File Number:   028-13315

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moses
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Title:     Chief Operating Officer
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Phone:     212-415-6640
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Signature, Place, and Date of Signing:

        /s/ Jeffrey Moses             New York, NY                11/16/09
       ------------------------   ------------------------------  ---------




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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        18
                                               -------------

Form 13F Information Table Value Total:         $40,966
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


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                                                     FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2       COLUMN3  COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8

                                                           VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------   --------- --------     -------  --- -----  ---------- ---------- ----  ------  ----
ALLEGHENY ENERGY INC           COM              017361106   1,411      53,200   SH          SOLE                       53,200
                               *W EXP
BOISE INC                      06/18/201        09746Y113      46      75,000   PRN         SOLE
CHARDAN 2008 CHINA ACQST COR   SHS              G8977T101   1,640     205,000   SH          SOLE                      205,000
CHINA CABLECOM HOLDINGS LTD    SHS              G21176105     291     350,012   SH          SOLE                      350,012
                               *W EXP
GHL ACQUISITION CORP           02/14/201        36172H116   1,880     400,000   PRN         SOLE
IAC INTERACTIVECORP            COM PAR $.001    44919P508   1,795      88,900   SH          SOLE                       88,900
INTEGRATED ELECTRICAL SVC      COM              45811E301     612      75,966   SH          SOLE                       75,966
LEAP WIRELESS INTL INC         COM NEW          521863308   5,476     280,106   SH          SOLE                      280,106
LIZ CLAIBORNE INC              COM              539320101   1,363     276,404   SH          SOLE                      276,404
MCG CAPITAL CORP               COM              58047P107  11,897   2,839,351   SH          SOLE                    2,839,351
MDS INC                        COM              55269P302   4,011     489,700   SH          SOLE                      489,700
PRIMORIS SVCS CORP             COM              74164F103      93      12,839   SH          SOLE                       12,839
PRIMORIS SVCS CORP             UNIT 10/02/2010  74164F202     555     250,000   PRN         SOLE
SPDR GOLD TRUST                GOLD SHS         78463V107   5,466      55,300   SH          SOLE                       55,300
TONGXIN INTERNATIONAL LTD      COM              G8918T103   1,907     423,832   SH          SOLE                      423,382
UNITED REFINING ENERGY CORP    COM              911360105     451      45,000   SH          SOLE                       45,000
WENDYS ARBYS GROUP INC         COM              950587105   1,112     235,000   SH          SOLE                      235,000
VALUEVISION MEDIA INC          CL A             92047K107     960     289,923   SH          SOLE                      289,923

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